Shareholders’ Deficit - Schedule of Stock Warrants (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Warrants [Line Items]
Number of, Outstanding balance	804,351	1,014,932	774,146
Weighted Average Exercise Price, Outstanding balance	$ 16.31	$ 16.25	$ 20.48
Number of Exercisable at end of the period	672,824	804,351	1,014,888
Number of Weighted average remaining life	$ 9.92	$ 16.31	$ 16.43
Weighted Average Exercise Price, Weighted average remaining life	5 years 6 months	4 years 4 months 24 days	3 years 7 months 6 days
Number of Granted during the period	49,615	69,333	302,308
Weighted Average Exercise Price, Granted during the period	$ 5.04	$ 2.26	$ 6.38
Number of Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number of Expired during the period	(195,252)	(279,914)	(61,522)
Weighted Average Exercise Price, Expired during the period	$ (34.27)	$ (12.61)	$ (27.84)
Number of, Outstanding balance	672,824	804,351	1,014,932
Weighted Average Exercise Price, Outstanding balance	$ 9.92	$ 16.31	$ 16.43